UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2003
                                               -----------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:      Bonness Enterprises, Inc.
         --------------------------------------------------
Address:   2715 M Street, N.W., Suite 300
         --------------------------------------------------
           Washington, D.C.   20007
         --------------------------------------------------

         --------------------------------------------------

Form 13F File Number:    028-05225
                             -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lorraine Gallard
         --------------------------------------------------

Title:     President
         --------------------------------------------------

Phone:     202 333-2607
         --------------------------------------------------

Signature, Place, and Date of Signing:

/s/  Lorraine Gallard          Washington, D.C.            July 10, 2003
---------------------     -------------------------        -------------
     [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 -------------------------------
      [Repeat as necessary.]


                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                           ------------

Form 13F Information Table Entry Total:      59
                                           ------------

Form 13F Information Table Value Total:      $65,179
                                           ------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.        Form 13F File Number        Name

                 28-
      ----          ------------             -------------------------

      [Repeat as necessary.]


                                                                  FORM 13F INFORMATION TABLE

                                 TITLE OF               VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER            CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
------------------------------ ------------ --------- ---------- -------- ---  ----  ------- ---------- -------- -------- --------

Abbott Laboratories              COM        002824100     525     12000  SH         SOLE                   12000
                                                          350      8000  SH         OTHER                                   8000
Advent Software                  COM        007974108    1541     90000  SH         SOLE                   71000           19000
                                                           50      2900  SH         OTHER                                   2900
American International Group     COM        026874107    2897     52500  SH         SOLE                   40500           12000
                                                          127      2300  SH         OTHER                                   2300
BP Amoco PLC                     COM        055622104      67      1586  SH         SOLE                    1586
                                                          225      5348  SH         OTHER                                   5348
Bank of New York                 COM        064057102     638     22200  SH         SOLE                   22200
                                                           11       400  SH         OTHER                                    400
Berkshire Hathaway Inc. Class    COM        084670207     102        42  SH         SOLE                      42
                                                          102        42  SH         OTHER                                     42
Bristol Myers Co.                COM        110122108     443     16306  SH         SOLE                    7600            8706
                                                           54      2000  SH         OTHER                                   2000
Chiron                           COM        170040109    1170     26667  SH         SOLE                   26667
Cisco Systems                    COM        17275R102    4117    245180  SH         SOLE                  202800           42380
Citigroup, Inc.                  COM        172967101    1541     36011  SH         SOLE                   36011
Eli Lilly                        COM        532457108     110      1600  SH         SOLE                    1600
                                                          110      1600  SH         OTHER                                   1600
Exxon Mobil                      COM        30231G102     759     21140  SH         SOLE                    8940           12200
                                                          499     13888  SH         OTHER                                  13888
General Electric Co.             COM        369604103    1946     67857  SH         SOLE                   61822            6035
                                                          566     19728  SH         OTHER                                  19728
Hewlett Packard                  COM        428236103     558     26200  SH         SOLE                   16400            9800
IBM                              COM        459200101     372      4504  SH         SOLE                     652            3852
                                                           88      1064  SH         OTHER                                   1064
Intel Corp.                      COM        458140100    3515    168900  SH         SOLE                  128600           40300
                                                          177      8500  SH         OTHER                                   8500
JP Morgan Chase                  COM        46625H100    1507     44100  SH         SOLE                   31500           12600
                                                           10       300  SH         OTHER                                    300
Johnson & Johnson                COM        478160104    4063     78592  SH         SOLE                   58800           19792
KLA Tencor Corp.                 COM        482480100     525     11300  SH         SOLE                    6700            4600
                                                           28       600  SH         OTHER                                    600
Merck & Co., Inc.                COM        589331107    3687     60897  SH         SOLE                   48215           12682
                                                          363      6000  SH         OTHER                                   6000
Microsoft Corp.                  COM        594918104    2979    116200  SH         SOLE                   99000           17200
                                                          246      9600  SH         OTHER                                   9600
Motorola, Inc.                   COM        620076109    1289    136740  SH         SOLE                  105040           31700
                                                            9      1000  SH         OTHER                                   1000
National City Corp.              COM        635405103    3649    111568  SH         SOLE                   82200           29368
                                                          255      7800  SH         OTHER                                   7800
PepsiCo Inc.                     COM        713448108    2132     47900  SH         SOLE                   47900
Plum Creek Timber                COM        729251108    1235     47600  SH         SOLE                   33600           14000
                                                           13       500  SH         OTHER                                    500
Procter & Gamble Company         COM        742718109     214      2400  SH         SOLE                    2400
Progressive Corp.-Ohio           COM        743315103    3937     53853  SH         SOLE                   38253           15600
                                                          373      5100  SH         OTHER                                   5100
Royal Dutch Petroleum            COM        780257804    1161     24900  SH         SOLE                   17600            7300
                                                            9       200  SH         OTHER                                    200
Stryker Corp.                    COM        863667101   11474    165402  SH         SOLE                  131472           33930
                                                          416      6000  SH         OTHER                                   6000
Sun Microsystems                 COM        866810104      56     12000  SH         OTHER                                  12000
Vertex                           COM        92532F100     189     12900  SH         SOLE                    8800            4100
Washington Post 'B'              COM        939640108     733      1000  SH         SOLE                    1000
Wilmington Trust Corp.           COM        971807102     470     16000  SH         SOLE                   16000
                                                           12       400  SH         OTHER                                    400
Wyeth                            COM        983024100     442      9700  SH         SOLE                                    9700
                                                          287      6300  SH         OTHER                                   6300
BBVA Privanza, Cap. B            PFD        05529T206     756     28000  SH         SOLE                   28000